Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net Earnings to Common Shareholders
Basic EPS	$ 396	$ 384	$ 897	$ 883
Potential dilutive effect of stock-based compensation	0	0	0	0
Diluted EPS	$ 396	$ 384	$ 897	$ 883
Weighted Average Shares
Basic EPS (shares)	510.0	502.6	509.1	501.5
Potential dilutive effect of stock-based compensation (shares)	0.2	0.3	0.2	0.3
Diluted EPS (shares)	510.2	502.9	509.3	501.8
EPS
Basic (CAD per share)	$ 0.78	$ 0.76	$ 1.76	$ 1.76
Diluted (CAD per share)	$ 0.78	$ 0.76	$ 1.76	$ 1.76